Semi-Annual Report
AUL American Individual
Variable Life Unit Trust

June 30, 2000

This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Life Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

American United Life Insurance Company

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Variable Life Unit Trust
Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. The goal was to orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

Treasuries were the best performing sector of the bond market, outpacing corporate bonds and mortgage-backed securities by a wide margin. The huge federal government surplus has drastically reduced the supply of Treasuries. Government buy backs of existing long Treasury issues helped boost thirty-year Treasuries returns to 9.8% in the first half of the year, well ahead of the 4.0% return for the Lehman Aggregate Bond Index as well as the returns of major stock indices.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this remarkable performance in the current year.

Signs of a slowing economy have raised the hopes of many bond investors that the Federal Reserve Bank has won the battle against inflation, eliminating the need for further short-term interest rate increases. The question remains, however, whether inflation has truly been suppressed given the low 4% unemployment rate in the U.S., higher energy prices, and mounting global economic strength.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.


/s/ R. Stephen Radcliffe
R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
July 31, 2000

                      (This page is intentionally blank.)
                                       2

                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 2000
                                  (unaudited)

                                          AUL American Series Fund                       Fidelity

                                Equity     Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    238,307  $    672,931  $   409,712   $    87,616 $   310,874    $ 3,284,180



Net assets                  $    238,307  $    672,931  $   409,712   $    87,616 $   310,874    $ 3,284,180



Units outstanding                 51,678       605,723       75,308        17,584      66,708        374,821



Accumulation unit value     $       4.61  $       1.11  $      5.44   $      4.98 $      4.66    $      8.76





                                                                        Fidelity

                               Overseas   Asset Manager  Index 500    Equity-Income Contrafund    Money Market



Assets:

  Investments at value      $    275,519  $    902,047  $ 3,958,744   $   760,442 $ 2,309,541    $   326,255



Net assets                  $    275,519  $    902,047  $ 3,958,744   $   760,442 $ 2,309,541    $   326,255



Units outstanding                 42,321       153,170      591,590       146,281     328,745        292,515



Accumulation unit value     $       6.51  $       5.89  $      6.69   $      5.20 $      7.03    $      1.12



    The accompanying notes are an integral part of the financial statements.
                                       3

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                           June 30, 2000 (unaudited)


                                         American Century                       Alger

                              VP Capital      VP         VP Income    American     American
                             Appreciation International  and Growth     Growth      Small Cap


Assets:
  Investments at value      $     19,699  $    557,179  $   162,024   $ 5,003,800 $       163



Net assets                  $     19,699  $    557,179  $    162,024  $ 5,003,800 $       163



Units outstanding                  2,241        72,879        30,498      573,601          31



Accumulation unit value     $       8.79  $       7.65  $       5.31  $      8.72 $      5.21




                                   T. Rowe Price                               Janus

                                          Limited Term     Mid-Cap      Worldwide    Flexible
                             Equity Income   Bond          Growth        Growth       Income


Assets:
  Investments at value      $    820,491  $          -  $       150   $ 1,380,942 $    73,353



Net assets                  $    820,491  $          -  $       150   $ 1,380,942 $    73,353



Units outstanding                161,663             -           30       178,864      14,477



Accumulation unit value     $       5.08  $       5.09  $      4.97   $      7.72 $      5.07


    The accompanying notes are an integral part of the financial statements.
                                       4

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS(continued)
                                 June 30, 2000
                                  (unaudited)


                                       SAFECO                       PBHG
                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.


Assets:
  Investments at value      $    157,279  $    341,822  $    28,199   $   196,267



Net assets                  $    157,279  $    341,822  $    28,199   $   196,267



Units outstanding                 32,861        58,572        4,953        36,094



Accumulation unit value     $       4.79  $       5.84  $      5.69   $      5.44



    The accompanying notes are an integral part of the financial statements.
                                       5

                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF OPERATIONS
                       For six months ended June 30, 2000
                                  (unaudited)


                               AUL American Series Fund                                      Fidelity

                                Equity     Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $          -  $     13,671  $     1,013   $         - $    17,066    $   265,242

  Net investment
   income                              -        13,671        1,013             - $    17,066    $   265,242


Gain (loss) on investments:
  Net realized gain (loss)       (13,472)            -       (2,393)      (12,886)     (1,299)        31,416
  Net change in unrealized
     appreciation
     (depreciation)                4,764           469       13,411         9,556     (29,267)      (161,183)

  Net gain (loss)                 (8,708)          469       11,018        (3,330)    (30,566)      (129,767)

  Increase (decrease) in
  net assets from operations$     (8,708) $     14,140  $    12,031   $    (3,330)$   (13,500)   $   135,475




                                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market


Investment income:
  Dividend income           $      9,881  $     77,492  $    40,230   $    53,999 $   213,019    $    17,149

  Net investment
   income                          9,881        77,492       40,230        53,999     213,019         17,149


Gain (loss) on investments:
  Net realized gain (loss)         2,705         2,213       35,783        (6,946)      3,019              -
  Net change in unrealized
     appreciation
     (depreciation)              (16,829)      (80,745)     (58,174)      (59,583)   (236,214)         2,599

  Net gain (loss)                (14,124)      (78,532)     (22,391)      (66,529)   (233,195)         2,599

  Increase (decrease) in
  net assets from operations$     (4,243) $     (1,040) $    17,839   $   (12,530)$   (20,176)   $    19,748


    The accompanying notes are an integral part of the financial statements.
                                       6

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS(continued)
                       For six months ended June 30, 2000
                                  (unaudited)


                                         American Century                       Alger

                              VP Capital      VP         VP Income     American     American
                             Appreciation International  and Growth     Growth      Small Cap
Investment income:
  Dividend income           $        523  $      6,166  $       208   $   586,347 $         -

  Net investment
   income                            523         6,166          208       586,347           -


Gain (loss) on investments:
  Net realized gain (loss)         1,477        19,720          220         8,060           -
  Net change in unrealized
     appreciation
     (depreciation)                  838       (51,531)        (906)     (483,854)         19

  Net gain (loss)                  2,315       (31,811)        (686)     (475,795)         19

  Increase (decrease) in
  net assets from operations$      2,838  $    (25,645) $      (478)  $   110,553 $        19




                                         T. Rowe Price                        Janus

                                           Limited Term     Mid-Cap     Worldwide    Flexible
                             Equity Income     Bond         Growth       Growth       Income

Investment income:
  Dividend income           $     20,552  $          -  $         -   $    19,157 $     1,781

  Net investment
   income                         20,552             -            -        19,157       1,781


Gain (loss) on investments:
  Net realized gain (loss)        (7,421)            -            -        10,681        (42)
  Net change in unrealized
     appreciation
     (depreciation)              (30,537)            -            5       (48,536)    (1,516)

  Net gain (loss)                (37,958)            -            5       (37,855)    (1,558)

  Increase (decrease) in
  net assets from operations$    (17,406) $          -  $         5   $   (18,698)$      223


    The accompanying notes are an integral part of the financial statements.
                                       7

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS(continued)
                 For six months ended June 30, 2000 (unaudited)


                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.


Investment income:
  Dividend income           $          -            -   $         -   $         -

  Net investment
   income                              -            -             -             -


Gain (loss) on investments:
  Net realized gain (loss)        (1,066)       3,967             3            39
  Net change in unrealized
     appreciation
     (depreciation)                1,586       (2,517)        6,064        42,100

  Net gain (loss)                    520        1,450         6,067        42,139

  Increase (decrease) in
  net assets from operations$        520  $     1,450   $     6,067   $    42,139



    The accompanying notes are an integral part of the financial statements.
                                       8

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                        AUL American Series Fund


                                      Equity                 Money Market                  Bond


                              Six months     Year         Six months      Year      Six months      Year
                             ended 6/30/00   ended       ended 6/30/00    ended    ended 6/30/00    ended
                              (unaudited)  12/31/99       (unaudited)   12/31/99    (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income     $          -  $     43,597  $    13,671   $    14,365 $     1,013    $    17,019
  Net realized gain (loss)       (13,472)        3,346            -             -      (2,393)        (1,456)
  Net change in unrealized
   appreciation (depreciation)     4,764       (50,274)         469             -      13,411        (18,163)

Increase (decrease)
  in net assets
  from operations                 (8,708)       (3,331)      14,140        14,365      12,031         (2,600)


Contract owner transactions:
   Proceeds from units sold       76,216       207,393      547,714     1,237,777     160,196        426,622
   Cost of units redeemed        (37,256)      (56,971)    (430,767)     (780,195)    (43,726)      (150,031)
   Account charges               (11,069)      (23,586)     (24,844)      (36,264)    (10,501)       (18,020)

      Increase (decrease)         27,891       126,836       92,103       421,318     105,969        258,571


Net increase (decrease)           19,183       123,505      106,243       435,683     118,000        255,971
Net assets, beginning            219,124        95,619      566,688       131,005     291,712         35,741

Net assets, ending          $    238,307  $    219,124  $   672,931   $   566,688 $   409,712    $   291,712


Units sold                        16,793        42,357      497,503     1,167,898      30,000         78,726
Units redeemed                   (10,858)      (16,424)    (416,052)     (770,487)    (10,251)       (29,899)


Net increase (decrease)            5,935        25,933       81,451       397,411      19,749         48,827
Units outstanding, beginning      45,743        19,810      524,272       126,861      55,559          6,732

Units outstanding, ending         51,678        45,743      605,723       524,272      75,308         55,559


    The accompanying notes are an integral part of the financial statements.
                                       9

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                             AUL American Series Fund                       Fidelity


                                      Managed                     High Income                 Growth


                              Six months     Year         Six months      Year      Six months      Year
                             ended 6/30/00   ended       ended 6/30/00    ended    ended 6/30/00    ended
                              (unaudited)  12/31/99       (unaudited)   12/31/99    (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income     $          -  $     16,596  $    17,066   $     3,310 $   265,242    $    19,252
  Net realized gain (loss)       (12,886)          905       (1,299)        1,107      31,416         19,610
  Net change in unrealized
   appreciation (depreciation)     9,556       (19,154)     (29,267)          298    (161,183)       364,946

Increase (decrease)
  in net assets
  from operations                 (3,330)       (1,653)     (13,500)        4,715     135,475        403,808


Contract owner transactions:
   Proceeds from units sold       30,977        103,312      106,807      238,591    1,591,084     1,866,904
   Cost of units redeemed        (50,702)        (5,521)     (23,669)      (2,650)    (379,660)     (118,567)
   Account charges                (5,043)        (9,616)     (11,016)     (14,906)    (175,538)     (168,497)

      Increase (decrease)        (24,768)        88,175       72,122      221,035    1,035,886     1,579,840


Net increase (decrease)          (28,098)        86,522       58,622      225,750    1,171,361     1,983,648
Net assets, beginning            115,714         29,192      252,252       26,502    2,112,819       129,171

Net assets, ending          $     87,616  $     115,714 $    310,874  $   252,252 $  3,284,180   $ 2,112,819


Units sold                         6,251         20,322       22,497       49,349      187,741       272,854
Units redeemed                   (11,825)        (2,966)      (7,297)      (3,693)     (66,382)      (40,681)


Net increase (decrease)           (5,574)        17,356       15,200       45,656      121,359       232,173
Units outstanding, beginning      23,158          5,802       51,508        5,852      253,462        21,289

Units outstanding, ending         17,584         23,158       66,708       51,508      374,821       253,462



    The accompanying notes are an integral part of the financial statements.
                                       10

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                        Fidelity

                                     Overseas                Asset Manager               Index 500


                              Six months     Year        Six months      Year      Six months      Year
                             ended 6/30/00   ended      ended 6/30/00    ended    ended 6/30/00    ended
                              (unaudited)  12/31/99     (unaudited)    12/31/99    (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income     $      9,881  $        618  $    77,492   $    13,510 $    40,230    $    25,695
  Net realized gain (loss)         2,705         1,077        2,213         8,615      35,783        317,655
  Net change in unrealized
   appreciation (depreciation)   (16,829)       19,613      (80,745)       36,064     (58,174)       142,114

Increase (decrease)
  in net assets
  from operations                 (4,243)       21,308       (1,040)       58,189      17,839        485,464


Contract owner transactions:
   Proceeds from units sold      219,532        75,130      447,311       798,416   2,104,221      2,399,327
   Cost of units redeemed        (21,092)       (6,006)    (132,200)     (320,939)   (540,201)    (1,462,484)
   Account charges               (12,288)       (9,654)     (32,156)      (46,446)   (194,388)      (268,720)

      Increase (decrease)        186,152        59,470      282,955       431,031   1,369,632        668,123


Net increase (decrease)          181,909        80,778      281,915       489,220   1,387,471      1,153,587
Net assets, beginning             93,610        12,832      620,132       130,912   2,571,273      1,417,686

Net assets, ending          $    275,519  $     93,610  $   902,047   $   620,132 $ 3,958,744    $ 2,571,273


Units sold                        33,684        13,855       76,631       146,259     321,324        399,752
Units redeemed                    (5,014)       (2,872)     (28,039)      (66,205)   (111,739)      (271,569)


Net increase (decrease)           28,670        10,983       48,592        80,054     209,585        128,183
Units outstanding, beginning      13,651         2,668      104,578        24,524     382,005        253,822

Units outstanding, ending         42,321        13,651      153,170       104,578     591,590        382,005


    The accompanying notes are an integral part of the financial statements.
                                       11

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                        Fidelity


                                   Equity-Income              Contrafund               Money Market


                              Six months     Year        Six months      Year      Six months      Year
                             ended 6/30/00   ended       ended 6/30/00   ended    ended 6/30/00    ended
                              (unaudited)  12/31/99      (unaudited)   12/31/99    (unaudited)   12/31/99



Increase in net assets from operations:
  Net investment income     $     53,999  $      9,291  $   213,019   $     8,511 $    17,149    $     8,685
  Net realized gain (loss)        (6,946)       20,131        3,019        37,542           -              -
  Net change in unrealized
   appreciation (depreciation)   (59,583)      (18,678)    (236,214)      188,337       2,599              -

Increase (decrease)
  in net assets
  from operations                (12,530)        10,744     (20,176)      234,390      19,748          8,685


Contract owner transactions:
   Proceeds from units sold      255,683        565,651   1,122,799     1,455,091     732,873      1,778,930
   Cost of units redeemed       (106,523)       (18,849)   (227,508)     (168,982) (1,054,584)    (1,135,715)
   Account charges               (33,260)       (58,245)   (115,830)     (136,410)    (31,810)       (16,949)

      Increase (decrease)        115,900        488,557     779,461     1,149,699    (353,521)       626,266


Net increase (decrease)          103,370        499,301     759,285     1,384,089    (333,773)       634,951
Net assets, beginning            657,072        157,771   1,550,256       166,167     660,028         25,077

Net assets, ending          $    760,442  $     657,072 $ 2,309,541   $ 1,550,256 $   326,255    $   660,028


Units sold                        50,771        105,987     159,580       237,511     661,860      1,648,891
Units redeemed                   (27,515)       (14,367)    (48,611)      (48,739)   (979,050)    (1,063,389)


Net increase (decrease)           23,256         91,620     110,969       188,772    (317,190)       585,502
Units outstanding, beginning     123,025         31,405     217,776        29,004     609,705         24,203

Units outstanding, ending        146,281        123,025     328,745       217,776     292,515        609,705


    The accompanying notes are an integral part of the financial statements.
                                       12

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                American Century


                              VP Capital Appreciation      VP International        VP Income and Growth

                                                                                                 For the period
                              Six months     Year        Six months      Year      Six months    from 5/01/99
                             ended 6/30/00   ended       ended 6/30/00   ended    ended 6/30/00  (commencement)
                              (unaudited)  12/31/99     (unaudited)    12/31/99    (unaudited)   to 12/31/99


Increase in net assets from operations:
  Net investment income     $        523  $          -  $     6,166   $         - $       208    $        -
  Net realized gain (loss)         1,477         5,304       19,720        18,073         220             4
  Net change in unrealized
   appreciation (depreciation)       838         5,014      (51,531)      105,372        (906)        1,687

Increase (decrease)
  in net assets
  from operations                  2,838        10,318      (25,645)      123,445        (478)        1,691


Contract owner transactions:
   Proceeds from units sold        4,561        42,340      378,914       254,605     156,423        19,880
   Cost of units redeemed         (3,841)      (34,831)     (98,642)     (112,718)     (8,198)          (29)
   Account charges                  (784)       (5,390)     (18,613)      (28,459)     (5,726)       (1,539)

      Increase (decrease)            (64)        2,119      261,659       113,428     142,499        18,312


Net increase (decrease)            2,774        12,437      236,014       236,873     142,021        20,003
Net assets, beginning             16,925         4,488      321,165        84,292      20,003             -

Net assets, ending          $     19,699  $     16,925  $   557,179   $   321,165 $   162,024    $   20,003


Units sold                           555         9,154       48,150        48,485      29,534         3,938
Units redeemed                      (575)       (7,879)     (14,754)      (26,000)     (2,667)         (307)


Net increase (decrease)              (20)        1,275       33,396        22,485      26,867         3,631
Units outstanding, beginning       2,261           986       39,483        16,998       3,631             -

Units outstanding, ending          2,241         2,261       72,879        39,483      30,498         3,631


    The accompanying notes are an integral part of the financial statements.
                                       13

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                              Alger                                 T. Rowe Price
                                                         American                                  Limited-Term
                                  American Growth        Small Cap          Equity Income           Bond

                                                        For the period                           For the period
                              Six months     Year       from 5/01/00  Six months      Year       from 5/01/00
                             ended 6/30/00   ended      (commencement)ended 6/30/00    ended     (commencement)
                              (unaudited)  12/31/99     to 6/30/00    (unaudited)   12/31/99     to 6/30/00


Increase in net assets from operations:
  Net investment income     $    586,347  $    116,780  $         -   $    20,552 $    35,658    $         -
  Net realized gain (loss)         8,060        63,125            -        (7,421)     16,123              -
  Net change in unrealized
   appreciation (depreciation)  (483,854)      377,383           19       (30,537)    (43,786)             -

Increase (decrease)
  in net assets
  from operations                110,553       557,288           19       (17,406)      7,995              -


Contract owner transactions:
   Proceeds from units sold    2,355,013     2,774,560          178       373,332     575,813              -
   Cost of units redeemed       (351,270)     (227,874)           -      (158,774)    (75,474)             -
   Account charges              (230,395)     (256,867)         (34)      (45,501)    (71,247)             -

      Increase (decrease)      1,773,348     2,289,819          144       169,057      429,092             -


Net increase (decrease)        1,883,901     2,847,107          163       151,651      437,087             -
Net assets, beginning          3,119,899       272,792            -       668,840      231,753             -

Net assets, ending          $  5,003,800  $  3,119,899  $       163   $   820,491 $    668,840             -


Units sold                       271,116       393,801           39        73,641      109,803             -
Units redeemed                   (67,640)      (66,959)          (8)      (40,145)     (27,698)            -


Net increase (decrease)          203,476       326,842           31        33,496       82,105             -
Units outstanding, beginning     370,125        43,283            -       128,167       46,062             -

Units outstanding, ending        573,601       370,125           31       161,663      128,167             -



    The accompanying notes are an integral part of the financial statements.
                                       14

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                            T. Rowe Price                        Janus

                                Mid-Cap
                                Growth          Worldwide Growth           Flexible Income

                            For the period              For the period            For the period
                             from 5/01/00  Six months   from 5/01/99  Six months  from 5/01/99
                            (commencement)ended 6/30/00 (commencement)ended 6/30/00(commencement)
                              to 6/30/00  (unaudited)   to 12/31/99   (unaudited)  to 12/31/99


Increase in net assets from operations:
  Net investment income     $          -  $     19,157  $        22   $     1,781 $       115
  Net realized gain (loss)             -        10,681          575           (42)         (2)
  Net change in unrealized
   appreciation (depreciation)         5       (48,536)      72,199        (1,516)        (71)

Increase (decrease)
  in net assets
  from operations                      5       (18,698)      72,796           223          42


Contract owner transactions:
   Proceeds from units sold          179     1,266,412      257,209        73,628        4,127
   Cost of units redeemed              -      (106,910)      (8,331)         (462)         (10)
   Account charges                   (34)      (68,091)     (13,445)       (3,409)        (786)

      Increase (decrease)            145     1,091,411      235,433        69,757        3,331


Net increase (decrease)              150     1,072,713      308,229        69,980        3,373
Net assets, beginning                  -       308,229            -         3,373            -

Net assets, ending          $        150  $  1,380,942  $   308,229   $    73,353 $      3,373


Units sold                            37       160,536       44,298        14,574          835
Units redeemed                        (7)      (22,428)      (3,542)         (771)        (161)


Net increase (decrease)               30       138,108       40,756        13,803          674
Units outstanding, beginning           -        40,756            -           674            -

Units outstanding, ending             30       178,864       40,756        14,477          674



    The accompanying notes are an integral part of the financial statements.
                                       15

                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                   Safeco                                  PBHG

                                                                                                 Tech. &
                                      Equity                    Growth             Growth II      Comm.

                                           For the period             For the periodFor the period For the period
                                Six months from  5/01/99  Six months   from 5/01/99 from 5/01/00   from 5/01/00
                             ended 6/30/00 (commencement)ended 6/30/00(commencement)(commencement) (commencement)
                              (unaudited)   to 12/31/99   (unaudited)  to 12/31/99   to 6/30/00     to 6/30/00


Increase in net assets from operations:
  Net investment income     $          -   $      1,607  $         -  $         -   $         -    $         -
  Net realized gain (loss)        (1,066)           (38)       3,967          (35)            3             39
  Net change in unrealized
   appreciation (depreciation)     1,586         (1,354)      (2,517)       4,699         6,064         42,100

Increase (decrease)
  in net assets
  from operations                    520            215        1,450        4,664         6,067         42,139


Contract owner transactions:
   Proceeds from units sold      152,516         33,302      341,068       38,317        22,371        155,648
   Cost of units redeemed        (15,422)           (24)     (26,819)      (3,425)            -           (125)
   Account charges               (10,617)        (3,211)     (10,356)      (3,077)         (239)        (1,395)

      Increase                   126,477         30,067      303,893       31,815        22,132        154,128


Net increase                     126,997         30,282      305,343       36,479        28,199        196,267
Net assets, beginning             30,282              -       36,479            -             -              -

Net assets, ending          $    157,279   $     30,282  $   341,822  $    36,479   $    28,199    $   196,267


Units sold                        32,192          6,812       58,358        7,622         5,002         36,402
Units redeemed                    (5,474)          (669)      (6,128)      (1,280)          (49)          (308)


Net increase                      26,718          6,143       52,230        6,342         4,953         36,094
Units outstanding, beginning       6,143              -        6,342            -             -              -

Units outstanding, ending         32,861          6,143       58,572        6,342         4,953         36,094



    The accompanying notes are an integral part of the financial statements.
                                       16

                          NOTES TO FINANCIAL STATEMENTS
1. Summary of Significant Accounting Policies
   The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series
   Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

   Security Valuation Transactions and Related Income
   The market value of investments is based on the closing bid prices at June 30, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   With respect to variable life insurance policies funded by the variable account, total account charges during the six month period and for the year ended December 31, 1999 were $1,052,937 and $1,191,334, respectively. Deductions are described as follows:

   Modified Single Premium Policy:  AUL assesses (1) cost of insurance  charges,
   (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years,
   (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, and (6) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy duration. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

   Flexible  Premium   Adjustable  Policy:  AUL  assesses  (1) cost of insurance
   charges,(2) monthly administrative charges of $30.00 per month in the first year and $5.00 per month thereafter,(3)mortality and expense risk charges of 0.75%per year for the first 10 policy years and 0.25% thereafter(4) an annualcontract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, and (5) in the event of a surrender,100%of target premium for the first five contract years, reduced by 10%each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the six month period ended June 30, 2000, or from commencement of operation, May 1, 2000 through June 30, 2000.

                                 6/30/00     12/31/99      Change

   AUL American Series Fund:
         Equity               $  4.611439  $  4.790429       -3.7%
         Money Market            1.111491     1.081055        2.8%
         Bond                    5.440591     5.250403        3.6%
         Managed                 4.982773     4.996810       -0.3%
   Fidelity:
         High Income             4.660636     4.897979       -4.8%
         Growth                  8.761716     8.335727        5.1%
         Overseas                6.510181     6.857656       -5.1%
         Asset Manager           5.889380     5.930109       -0.7%
         Index 500               6.691535     6.730730       -0.6%
         Equity Income           5.199108     5.341704       -2.7%
         Contrafund              7.025069     7.118542       -1.3%
         Money Market            1.122311     1.089793        3.0%
   American Century:
         VP Capital
           Appreciation          8.789760     7.487388       17.4%
         VP International        7.645491     8.134571       -6.0%
         VP Income
           and Growth            5.312633     5.509636       -3.6%
   Alger:
         American Growth         8.723289     8.429238        3.5%
   T. Rowe Price:
         Equity Income           5.075300     5.218486       -2.7%
   Janus:
         Worldwide Growth        7.720569     7.564515        2.1%
         Flexible Income         5.066989     5.005508        1.2%
   Safeco:
         Equity                  4.786114     4.929132       -2.9%
         Growth                  5.835894     5.751535        1.5%

                                 6/30/00      5/01/00      Change

   Alger:
         American Small Cap   $  5.212841  $  5.000000        4.3%
   T. Rowe Price:
         Limited-Term Bond       5.094408     5.000000        1.9%
         Mid-Cap Growth          4.973090     5.000000       -0.5%
   PBHG:
         Growth II               5.693136     5.000000       13.9%
         Technology &            5.437647     5.000000        8.8%
           Communications

   4.    Cost of Investments
         The cost of investments at June 30, 2000 is:

     AUL American Series Fund:
     Equity                      $        282,906
     Money Market                         672,463
     Bond                                 415,114
     Managed                               96,606
   Fidelity:
     High Income                          337,888
     Growth                             3,063,196
     Overseas                             272,030
     Asset Manager                        937,054
     Index 500                          3,740,980
     Equity Income                        823,074
     Contrafund                         2,334,698
     Money Market                         323,656
   American Century:
     VP Capital Appreciation               13,253
     VP International                     497,176
     VP Income and Growth                 161,243
   Alger:
     American Growth             $      5,067,038
     American Small Cap                       144
   T. Rowe Price:
     Equity Income                        887,781
     Limited-Term Bond                          -
     Mid-Cap Growth                           145
   Janus:
     Worldwide Growth                   1,357,279
     Flexible Income                       74,940
   SAFECO:
     Equity                               157,048
     Growth                               339,640
   PBHG:
     Growth II                             22,135
     Technology &
       Communications                     154,167

5. Net Assets
   Net Assets at June 30, 2000 are:

                                          AUL American Series Fund                            Fidelity

                                Equity     Money Market      Bond        Managed      High Income    Growth

Proceeds from units sold    $    399,622  $  2,021,203   $   727,586  $   165,128   $   372,663    $ 3,576,850
Cost of units redeemed          (120,588)   (1,310,727)     (298,177)     (58,771)      (26,576)      (498,333)
Account charges                  (38,044)      (67,127)      (29,896)     (16,333)      (28,088)      (351,158)
Net investment income             52,272        29,113        19,060       18,488        20,376        284,493
Net realized gain (loss)         (10,356)          469        (3,459)     (11,906)         (487)        51,344
Unrealized appreciation
   (depreciation)                (44,599)            -        (5,402)      (8,990)      (27,014)
   220,984

                            $    238,307  $    672,931   $   409,712  $    87,616   $   310,874    $ 3,284,180


                                                                        Fidelity

                               Overseas    Asset Manager  Index  500  Equity-income   Contrafund    Money Market

Proceeds from units sold    $    308,195  $  1,376,035   $ 5,818,043  $   974,038   $ 2,753,497    $ 2,552,782
Cost of units redeemed           (27,159)     (455,357)   (2,004,656)    (127,654)     (417,280)    (2,205,042)
Account charges                  (23,383)      (85,345)     (497,091)    (100,167)     (263,811)       (50,027)
Net investment income             10,498        91,002        65,925       63,290       221,530         25,943
Net realized gain (loss)           3,879        10,719       358,759       13,567        40,762              -
Unrealized appreciation
   (depreciation)                  3,489       (35,007)      217,764      (62,632)      (25,157)         2,599

                            $    275,519  $    902,047   $ 3,958,744  $   760,442   $ 2,309,541    $   326,255

                                       19

Net Assets at June 30, 2000 are:

                                        American Century                         Alger

                              VP Capital       VP          VP Income    American      American
                             Appreciation  International  and Growth     Growth       Small Cap

Proceeds from units sold    $     52,610  $    745,422   $   176,304  $ 5,377,964   $       178
Cost of units redeemed           (38,671)     (237,136)       (8,228)    (581,272)            -
Account charges                   (7,973)      (52,747)       (7,265)    (504,567)          (34)
Net investment income                523         6,166           208      703,127             -
Net realized gain (loss)           6,764        35,471           224       71,786             -
Unrealized appreciation
   (depreciation)                  6,446        60,003           781      (63,238)           19

                            $     19,699  $    557,179   $   162,024  $ 5,003,800   $       163


                                         T. Rowe Price                        Janus

                                           Limited-Term     Mid-Cap     Worldwide
                             Equity Income   Bond         Growth          Growth    Flexible Income

Proceeds from units sold    $  1,194,626  $          -   $       179  $ 1,523,621   $    77,755
Cost of units redeemed          (251,812)            -             -     (115,241)         (472)
Account charges                 (127,763)            -           (34)     (81,536)       (4,195)
Net investment income             63,969             -             -       19,180         1,896
Net realized gain (loss)           8,761             -             -       11,255           (44)
Unrealized appreciation
   (depreciation)                (67,290)            -             5       23,663        (1,587)

                            $    820,491  $          -   $       150  $ 1,380,942   $    73,353


                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.

Proceeds from units sold    $    185,819  $    379,386   $    22,371  $   155,648
Cost of units redeemed           (15,447)      (30,245)            -         (125)
Account charges                  (13,828)      (13,433)         (239)      (1,395)
Net investment income              1,607             -             -            -
Net realized gain (loss)          (1,103)        3,932             3           39
Unrealized appreciation
   (depreciation)                    231         2,182         6,064       42,100

                            $    157,279  $    341,822   $    28,199  $   196,267

                                       20

AUL
American United Life Insurance Company
One American Square
P.O. Box 3687
Indianapolis, Indiana 46206-0368
www.aul.com
7-14587B (6/00)